Dividends - Summary of dividends paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [Line Items]
Dividends paid during the year	$ 4,250	$ 2,725	$ 4,076
Dividends per share: paid during the year	$ 2.35	$ 1.525	$ 2.265
Dividends per share: proposed in the announcement of the results for the year	$ 1.80	$ 1.25	$ 1.075
Rio Tinto plc [member]
Disclosure of Dividends [Line Items]
Previous year final dividend paid	$ 1,725	$ 1,443	$ 1,642
Interim dividend paid	1,530	604	1,476
Rio Tinto Limited [member]
Disclosure of Dividends [Line Items]
Previous year final dividend paid	523	473	520
Interim dividend paid	$ 472	$ 205	$ 438